DECOMMISSIONING LIABILITY	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
DECOMMISSIONING LIABILITY	DECOMMISSIONING LIABILITY

($ millions)	2024	2023 (1)
Decommissioning liability, beginning of year	606.4	675.5
Liabilities incurred	10.8	19.8
Liabilities acquired	0.1	40.1
Liabilities disposed	(0.1)	(4.1)
Liabilities settled (2)	(40.6)	(45.4)
Revaluation of acquired decommissioning liabilities (3)	0.1	38.5
Change in estimates	86.4	(3.0)
Change in discount and inflation rate estimates	0.8	(19.6)
Accretion	17.1	22.7
Reclassified as liabilities associated with assets held for sale	(101.0)	(118.1)
Decommissioning liability, end of year	580.0	606.4
Expected to be incurred within one year	20.0	40.0
Expected to be incurred beyond one year	560.0	566.4
(1)Comparative period revised to reflect current period presentation.
(2)Includes nil received from government grant programs during the year ended December 31, 2024 (year ended December 31, 2023 - $5.4 million).
(3)Relates to the revaluation of acquired decommissioning liabilities at the period end risk-free discount rate. At the date of acquisition, decommissioning liabilities acquired are recorded at fair value based on the discount rate used on acquisition.
Management's estimate of the future decommissioning liability is based on the Company’s net ownership in all wells and facilities, and considers the expected cost and timing of abandonment and reclamation activities. The Company has estimated the net present value of its total decommissioning liability to be $580.0 million at December 31, 2024 (December 31, 2023 - $606.4 million) based on total estimated undiscounted and uninflated cash outflows of $827.9 million (December 31, 2023 - $847.7 million). These obligations are expected to be settled through 2074, with the majority expected to occur after 2047. The estimated cash flows have been discounted using a risk-free rate of 3.33 percent and a derived inflation rate of 1.82 percent (December 31, 2023 - risk-free rate of 3.02 percent and inflation rate of 1.62 percent).